Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 1,003	$ 3,069
Collateral posted	1,001	3,484
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	115	20
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	792	545
Ba1 | BB+
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 1,920	$ 1,803